Cover	Aug. 18, 2026
Cover [Abstract]
Amendment Flag	true
Amendment Description	Amended to include final prospectus for SEC review.
Entity Central Index Key	0002136507
Document Type	S-6
Entity Registrant Name	FT 13168
Document Period End Date	Aug. 18, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in securities included in the Indxx AI Revolution & Future Economy Index as of the Initial Date of Deposit. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The initial universe considers common stocks in the Indxx AI Revolution & Future Economy Index, which include companies at the forefront of innovation across artificial intelligence, computing, automation, energy, and frontier technology and attempt to include the providers of critical infrastructure, hardware, and software. The Index consists of U.S. and/or foreign companies that trade on a U.S. stock exchange either directly or through a depositary receipt. In order to be eligible for inclusion in the Index, a common stock must: (i) have a minimum total market capitalization of $500 million, (i) have a 6-month average daily turnover greater than or equal to $5 million, (iii) have been traded for at least 90% of the total trading days over the last 6 months on their respective stock exchanges (3 months for IPOs), and (iv) have a minimum free float equivalent to 10% of shares outstanding.

The common stocks are then evaluated by a team of equity analysts using several factors. These factors include fundamental factors such as sales, earnings and cash flow growth; valuation factors such as price/earnings, price/cash flow, price/sales and price/book; technical factors such as price momentum and earnings surprises; and qualitative factors such as competitive advantages, new products and quality of management.

The equity analysts also consider how the common stocks may perform in the future by calculating an estimated value for each of the companies utilizing a Cash Flow Return on Investment (“CFROI”) method. CFROI is a valuation measure that acts as a proxy for the cash return a company generates on the capital invested in its business, expressed as an estimated internal rate of return. The CFROI method compares an estimate of a company’s internal rate of return against an estimate of a company’s cost of capital. In general terms, a company whose CFROI is higher than its cost of capital is generating cash returns in excess of what it costs to fund its operations (an indication that the company may be creating economic value) whereas a company whose CFROI is lower than its cost of capital is generating returns below its funding costs. All other factors being equal, a higher CFROI relative to the cost of capital is viewed more favorably by the equity analysts because it suggests a wealth-creating business, while a lower CFROI is viewed less favorably. Accordingly, companies that generate returns in excess of their capital costs are favored over companies that do not.

A secondary valuation is also made employing a concept called Economic Margin (“EM”). EM measures the return a company earns versus its cost of capital to determine if a company is generating wealth. A positive or higher EM indicates that the company is earning more than its cost of capital and thus generating wealth, which the analysts view favorably, while a negative or lower EM indicates that the company is earning less than its cost of capital, which the analysts view less favorably. The equity analysts use the estimated valuations calculated by the CFROI and EM methods to determine which companies are trading at an attractive market price relative to their estimated value. These companies are favored for inclusion in the Trust.

The factors described above are not specifically weighted but rather are considered in combination with each other to construct an overall view for each common stock. The factors are not assessed against any minimum or maximum threshold value, and no single factor is determinative. A high or low reading on any one metric will not, by itself, cause a common stock to be selected or excluded. Rather, a strong reading on one factor may offset a weaker reading on another. After this holistic review, the equity analysts make a final determination and select the common stocks with the best prospects to meet the investment objective, that trade at attractive valuations, and, in the opinion of the analysts, are likely to exceed market expectations of future cash flows.

The selected portfolio is comprised of  50-60 approximately equally weighted common stocks.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.